Share buy-back plans	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Share buy-back plans
Note 23: Share buy-back plans

The Bank initially introduced two share buy-back programs on May 1, 2012 as a means to improve shareholder liquidity and facilitate growth in share value. Each program was approved by the Board of Directors for a period of 12 months, in accordance with the regulations of the BSX. The BSX must be advised monthly of shares purchased pursuant to each program.

From time to time the Bank's associates, insiders and insiders' associates as defined by the BSX regulations may sell shares which may result in such shares being repurchased pursuant to each program, provided no more than any such person's pro-rata share of the listed securities is repurchased. Pursuant to the BSX regulations, all repurchases made by any issuer pursuant to a securities repurchase program must be made: (1) in the open market and not by private agreement; and (2) for a price not higher than the last independent trade for a round lot of the relevant class of securities.

Common Share Buy-Back Program
On February 15, 2018, the Board approved, with effect on April 1, 2018, the 2018 common share buy-back program, authorizing the purchase for treasury of up to 1.0 million common shares.

On December 6, 2018, the Board approved, with effect from December 10, 2018 to February 29, 2020, a common share buy-back program, authorizing the purchase for treasury of up to 2.5 million common shares.

On December 2, 2019, the Board approved a new $125 million common share repurchase program, authorizing the purchase for treasury of up to 3.5 million common shares through to February 28, 2021. The new program came into effect on December 20, 2019 following the completion of the previous program.

In the year ended December 31, 2019, the Bank retired 2,928,788 shares which were previously held as Treasury Shares resulting from these buybacks.

	Year ended December 31
Common share buy-backs	2019	2018	2017	2016	2015	Total
Acquired number of shares (to the nearest 1)	2,293,788	1,254,212	—	97,053	250,371	3,895,424
Average cost per common share	35.55	38.62	—	16.36	19.42	35.02
Total cost (in US dollars)	81,534,076	48,442,768	—	1,588,189	4,862,248	136,427,281